Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Shareholders' Equity
Shareholders’ Equity

Shares Authorized and Outstanding

The Board of Directors of the Parent (the "Board") is authorized to issue shares of any class in the capital of the Parent. The authorized ordinary shares of the Parent consists of 1.850 billion ordinary shares with a $0.10 per share par value.

Ordinary shares of common stock outstanding were as follows:

	December 31,
	2018	2017	2016
Balance at beginning of year	203,446,572	202,285,166	200,244,239
Shares issued under restricted stock plans	619,614	947,709	1,080,532
Shares issued upon exercise of stock options	144,545	213,697	960,395
Balance at end of year	204,210,731	203,446,572	202,285,166

Repurchases of Ordinary Shares

The Parent has the authority to repurchase, subject to a maximum repurchase price, a maximum of 20% of the aggregate issued share capital of ordinary shares as of April 7, 2015. This authority will expire on July 28, 2020.

The Parent did not repurchase any of its ordinary shares in 2018, 2017 or 2016.

Dividends

We declared cash dividends per share during the periods presented as follows:

Per share amount ($)	2018	2017	2016
First Quarter	0.20	0.20	0.20
Second Quarter	0.20	0.20	0.20
Third Quarter	0.20	0.20	0.20
Fourth Quarter	0.20	0.20	0.20
Total cash dividends declared	0.80	0.80	0.80

Future dividends are subject to Board approval.

The RCF Agreement and Term Loan Facility Agreement limit the aggregate amount of dividends and repurchases of the Parent's ordinary shares in each year to $300 million based on our current ratings by Moody’s and S&P provided that the ratio of the sum of total net debt and the aggregate amount of dividends and repurchases to EBITDA does not exceed:

•	95% of the applicable ratio of total net debt to EBITDA with respect to the fourth quarter of 2018 and each quarter of 2019; and

•	90% of the applicable ratio of total net debt to EBITDA for each quarter thereafter.

Accumulated Other Comprehensive Income

The following table details the changes in AOCI:

		Unrealized Gain (Loss) on:					Less: OCI attributable to non-controlling interests	Total AOCI attributable to IGT PLC
	Foreign Currency Translation	Cash Flow Hedges	Hedge of Net Investment	Available for Sale Securities	Defined Benefit Plans	Share of OCI of Associate
Balance at December 31, 2015	204,186	387	(4,563)	(1,286)	(4,127)	(748)	989	194,838
Change during period	(49,881)	8,351	—	8,772	(682)	—	(203)	(33,643)
Reclassified to operations	118	(5,218)	—	—	—	—	—	(5,100)
Tax effect	373	(615)	(15)	4,723	82	—	—	4,548
OCI	(49,390)	2,518	(15)	13,495	(600)	—	(203)	(34,195)
Balance at December 31, 2016	154,796	2,905	(4,578)	12,209	(4,727)	(748)	786	160,643
Change during period	182,791	(6,610)	—	(678)	(120)	—	463	175,846
Reclassified to operations	—	1,744	—	—	—	—	—	1,744
Tax effect	559	1,312	—	57	8	—	—	1,936
OCI	183,350	(3,554)	—	(621)	(112)	—	463	179,526
Balance at December 31, 2017	338,146	(649)	(4,578)	11,588	(4,839)	(748)	1,249	340,169
Change during period	(90,309)	(163)	—	(5,408)	429	—	18,691	(76,760)
Reclassified to operations	(4,254)	536	—	—	—	—	—	(3,718)
Tax effect	3,779	(964)	(940)	15	(44)	—	—	1,846
OCI	(90,784)	(591)	(940)	(5,393)	385	—	18,691	(78,632)
Balance at December 31, 2018	247,362	(1,240)	(5,518)	6,195	(4,454)	(748)	19,940	261,537

For the years ended December 31, 2018, 2017 and 2016, $0.5 million, $1.7 million, and $(5.2) million, respectively, were reclassified from AOCI into service revenue in the consolidated statements of operations.